22,263-8                         Exchange Act-Forms              1868   4-28-99

                                    FORM 13F

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                                                        OMB APPROVAL
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                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
                                                Estimated average
                                                   burden hours per
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sienna Associates LP

Address:  2300 Marinship Way, Suite 220
          Sausalito, CA  94965

Form 13F File Number:  28-05425_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Jill Kekke
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Title:     Office Manager
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Phone:   (415) 339-2800
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Signature, Place, and Date of Signing:

/s/Jill Kekke
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[Signature]

Sausalito, California
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[City, State]

November 13, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             1

Form 13F Information Table Value Total:             $225 (thousands)

List of Other Included Managers:                    None

                                                     FORM 13F INFORMATION TABLE



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
    Autobytel.com            COM         05275N106           225        50,000  SH       Sole                   50,000